Segment Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment reporting

Note 17 — Segment reporting

For the years ended December 31, 2023 and 2022, the Company’s CODM reviewed the financial information of the business carried out by the Company on a consolidated basis. Therefore, the Company has one operating segment, which is the provision of global trade software application and technology services. The Company operates solely in the PRC and all of the Company’s long-lived assets are located in the PRC.

The following table presents revenues by the service lines:

	For the Years Ended December 31,
	2023	2022	2021
REVENUES:
Application development services*	$9,780,115	$3,847,199	$20,323,422
Consulting and technical support services	3,609,158	2,538,500	4,555,352
Subscription services	695,010	758,526	936,913
Trading revenue	2,549,808	3,338,584	6,277,141
Other revenue	190,732	-	-
Total revenues	$16,824,823	$10,482,809	$32,092,828

*	For the years ended December 31, 2023, 2022 and 2021, certain application development service arrangements included sales of IT equipment. Such revenue of $2,001,750, $2,609,531 and $14,472,010 was included in the application development service revenue for years ended December 31, 2023, 2022 and 2021, respectively.